Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,333,763,464	1,333,763,464
Treasury stock, shares	132,231,296	105,295,975